Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(1)	1,055	$ 103,527
Curtiss-Wright Corp.	721	64,371
HEICO Corp.	755	75,236
Hexcel Corp.	1,370	61,951
Mercury Systems, Inc.(1)	872	68,591
Teledyne Technologies, Inc.(1)	629	195,588
		$ 569,264
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(2)	2,198	$173,774
Expeditors International of Washington, Inc.	2,781	211,467
		$385,241
Airlines — 0.9%
Alaska Air Group, Inc.	2,016	$73,100
American Airlines Group, Inc.(2)	7,128	93,163
Delta Air Lines, Inc.	9,627	270,037
JetBlue Airways Corp.(1)	4,648	50,663
Southwest Airlines Co.	8,903	304,305
		$791,268
Auto Components — 0.9%
Aptiv PLC	4,175	$325,316
Autoliv, Inc.	1,464	94,443
BorgWarner, Inc.	3,397	119,914
Gentex Corp.	4,027	103,776
Lear Corp.	1,020	111,200
		$754,649
Automobiles — 0.6%
Ford Motor Co.	62,003	$376,978
Harley-Davidson, Inc.	2,534	60,233
Thor Industries, Inc.	869	92,575
		$529,786
Banks — 3.4%
Bank OZK	1,789	$41,988
BOK Financial Corp.	497	28,051
Citizens Financial Group, Inc.	6,602	166,635
Comerica, Inc.	2,163	82,410
Commerce Bancshares, Inc.	1,755	104,370
Community Bank System, Inc.	864	49,265
Cullen/Frost Bankers, Inc.	871	65,072
East West Bancorp, Inc.	2,285	82,808
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	11,358	$ 218,982
First Citizens Bancshares, Inc., Class A	92	37,262
First Financial Bankshares, Inc.	2,038	58,878
First Horizon National Corp.	5,116	50,955
First Republic Bank	2,712	287,445
Glacier Bancorp, Inc.	1,313	46,336
Huntington Bancshares, Inc.	15,776	142,536
KeyCorp	15,092	183,821
M&T Bank Corp.	2,045	212,619
People's United Financial, Inc.	6,402	74,071
Pinnacle Financial Partners, Inc.	1,219	51,186
Popular, Inc.	1,344	49,956
Prosperity Bancshares, Inc.	1,352	80,282
Regions Financial Corp.	14,826	164,865
Signature Bank	873	93,341
SVB Financial Group(1)	797	171,777
Synovus Financial Corp.	2,280	46,808
TCF Financial Corp.	2,323	68,343
United Bankshares, Inc.	1,974	54,601
Valley National Bancorp	6,110	47,780
Western Alliance Bancorp	1,548	58,623
Zions Bancorp NA	2,511	85,374
		$2,906,440
Biotechnology — 4.7%
ACADIA Pharmaceuticals, Inc.(1)(2)	1,768	$85,695
Acceleron Pharma, Inc.(1)	734	69,928
Agios Pharmaceuticals, Inc.(1)	966	51,662
Alexion Pharmaceuticals, Inc.(1)	3,398	381,392
Allakos, Inc.(1)	395	28,385
Allogene Therapeutics, Inc.(1)(2)	819	35,070
Alnylam Pharmaceuticals, Inc.(1)(2)	1,803	267,042
Amicus Therapeutics, Inc.(1)	4,226	63,728
Arena Pharmaceuticals, Inc.(1)	792	49,856
Arrowhead Pharmaceuticals, Inc(1)	1,468	63,403
Biohaven Pharmaceutical Holding Co., Ltd.(1)	671	49,057
BioMarin Pharmaceutical, Inc.(1)	2,886	355,959
Bluebird Bio, Inc.(1)	1,014	61,895
Blueprint Medicines Corp.(1)	886	69,108
Bridgebio Pharma, Inc.(1)(2)	1,155	37,665
ChemoCentryx, Inc.(1)	695	39,990
Deciphera Pharmaceuticals, Inc.(1)	329	19,648
Denali Therapeutics, Inc.(1)	1,141	27,589
Emergent BioSolutions, Inc.(1)	703	55,593
Exact Sciences Corp.(1)	2,362	205,352
Exelixis, Inc.(1)	4,872	115,661
FibroGen, Inc.(1)	1,382	56,012

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Global Blood Therapeutics, Inc.(1)	1,005	$ 63,446
Halozyme Therapeutics, Inc.(1)	2,008	53,834
Immunomedics, Inc.(1)(2)	3,196	113,266
Incyte Corp.(1)	2,849	296,211
Ionis Pharmaceuticals, Inc.(1)	2,179	128,474
Iovance Biotherapeutics, Inc.(1)	1,837	50,426
Mirati Therapeutics, Inc.(1)	577	65,876
Moderna, Inc.(1)(2)	4,569	293,376
Momenta Pharmaceuticals, Inc.(1)	1,844	61,350
Natera, Inc.(1)	1,122	55,943
Neurocrine Biosciences, Inc.(1)	1,474	179,828
PTC Therapeutics, Inc.(1)	960	48,710
Sarepta Therapeutics, Inc.(1)	1,183	189,682
Ultragenyx Pharmaceutical, Inc.(1)	901	70,476
United Therapeutics Corp.(1)	696	84,216
Vir Biotechnology, Inc.(1)	601	24,623
		$3,969,427
Building Products — 2.3%
AAON, Inc.	706	$38,329
Advanced Drainage Systems, Inc.	931	45,991
Allegion PLC	1,655	169,174
Armstrong World Industries, Inc.	707	55,118
Carrier Global Corp.	13,086	290,771
Fortune Brands Home & Security, Inc.	2,036	130,161
Johnson Controls International PLC	11,695	399,267
Masco Corp.	3,860	193,811
Owens Corning	2,535	141,352
Trane Technologies PLC	3,842	341,861
Trex Co., Inc.(1)	854	111,080
UFP Industries, Inc.	871	43,123
		$1,960,038
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	741	$55,249
Ameriprise Financial, Inc.	1,947	292,128
Ares Management Corp., Class A	1,633	64,830
Cboe Global Markets, Inc.	1,697	158,296
Cohen & Steers, Inc.	367	24,974
E*Trade Financial Corp.	3,420	170,077
FactSet Research Systems, Inc.	700	229,929
Franklin Resources, Inc.	4,381	91,870
Hamilton Lane, Inc., Class A	446	30,047
Houlihan Lokey, Inc.	767	42,676
Interactive Brokers Group, Inc., Class A	1,144	47,785
Invesco, Ltd.	5,972	64,259
Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc.	8,577	$ 264,858
Lazard, Ltd., Class A	1,612	46,152
Legg Mason, Inc.	1,434	71,342
LPL Financial Holdings, Inc.	1,261	98,862
MarketAxess Holdings, Inc.	585	293,038
Morningstar, Inc.	399	56,247
Nasdaq, Inc.	1,826	218,152
Northern Trust Corp.	3,258	258,490
Owl Rock Capital Corp.	5,758	70,996
Raymond James Financial, Inc.	1,898	130,639
SEI Investments Co.	1,925	105,836
State Street Corp.	5,570	353,973
Stifel Financial Corp.	1,107	52,505
TD Ameritrade Holding Corp.	4,143	150,722
Virtu Financial, Inc., Class A	1,505	35,518
		$3,479,450
Chemicals — 2.1%
Ashland Global Holdings, Inc.	1,037	$71,657
Axalta Coating Systems, Ltd.(1)	3,605	81,293
Celanese Corp.	2,037	175,874
Eastman Chemical Co.	2,406	167,554
FMC Corp.	2,306	229,724
International Flavors & Fragrances, Inc.	1,876	229,735
LyondellBasell Industries NV, Class A	4,364	286,802
Mosaic Co. (The)	5,915	73,997
PPG Industries, Inc.	3,700	392,422
Quaker Chemical Corp.(2)	230	42,699
WR Grace & Co.	1,147	58,279
		$1,810,036
Commercial Services & Supplies — 1.1%
ADT, Inc.	2,346	$18,721
Cintas Corp.	1,316	350,530
Copart, Inc.(1)	3,104	258,470
IAA, Inc.(1)	1,969	75,944
MSA Safety, Inc.	636	72,784
Tetra Tech, Inc.	1,452	114,882
UniFirst Corp.	218	39,011
		$930,342
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	823	$172,855
Ciena Corp.(1)	2,290	124,027
F5 Networks, Inc.(1)	919	128,182
Juniper Networks, Inc.	4,958	113,340

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(1)	1,103	$ 89,817
Motorola Solutions, Inc.	2,609	365,599
		$ 993,820
Construction & Engineering — 0.5%
AECOM(1)	3,624	$ 136,190
EMCOR Group, Inc.	1,659	109,726
MasTec, Inc.(1)	1,811	81,260
Quanta Services, Inc.	3,509	137,658
		$464,834
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	1,148	$237,143
Vulcan Materials Co.	2,331	270,046
		$507,189
Consumer Finance — 1.0%
Ally Financial, Inc.	5,772	$114,459
Credit Acceptance Corp.(1)	208	87,154
Discover Financial Services	4,882	244,539
FirstCash, Inc.	620	41,838
LendingTree, Inc.(1)(2)	125	36,191
OneMain Holdings, Inc.	1,393	34,184
SLM Corp.	7,025	49,386
Synchrony Financial	9,225	204,426
		$812,177
Containers & Packaging — 1.6%
AptarGroup, Inc.	1,136	$127,209
Avery Dennison Corp.	1,485	169,424
Ball Corp.	5,156	358,291
Berry Global Group, Inc.(1)	2,360	104,595
Crown Holdings, Inc.(1)	2,388	155,531
Packaging Corp. of America	1,668	166,466
Silgan Holdings, Inc.	1,329	43,046
Sonoco Products Co.	1,815	94,906
WestRock Co.	4,534	128,131
		$1,347,599
Distributors — 0.5%
Genuine Parts Co.	2,133	$185,486
LKQ Corp.(1)	4,476	117,271
Pool Corp.	589	160,131
		$462,888
Security	Shares	Value
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.(1)	941	$ 110,285
Chegg, Inc.(1)(2)	2,151	144,676
frontdoor, Inc.(1)	1,548	68,623
Grand Canyon Education, Inc.(1)	853	77,222
H&R Block, Inc.	3,727	53,222
Service Corp. International	3,113	121,065
ServiceMaster Global Holdings, Inc.(1)	2,500	89,225
Strategic Education, Inc.	396	60,845
		$725,163
Diversified Financial Services — 0.4%
Cannae Holdings, Inc.(1)	1,145	$47,059
Equitable Holdings, Inc.	6,347	122,434
Jefferies Financial Group, Inc.	3,962	61,609
Voya Financial, Inc.	2,018	94,140
		$325,242
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	16,490	$165,395
Cogent Communications Holdings, Inc.	637	49,278
GCI Liberty, Inc., Class A(1)	1,471	104,617
Iridium Communications, Inc.(1)	1,422	36,176
		$355,466
Electric Utilities — 0.6%
Alliant Energy Corp.	4,587	$219,442
Avangrid, Inc.	1,912	80,266
Hawaiian Electric Industries, Inc.	2,927	105,548
Portland General Electric Co.	2,451	102,476
		$507,732
Electrical Equipment — 1.5%
Acuity Brands, Inc.	714	$68,358
AMETEK, Inc.	3,660	327,094
Generac Holdings, Inc.(1)	1,086	132,416
Hubbell, Inc.	965	120,972
nVent Electric PLC	2,597	48,642
Regal Beloit Corp.	690	60,251
Rockwell Automation, Inc.	1,807	384,891
Sensata Technologies Holding PLC(1)	2,710	100,893
Vertiv Holdings Co.(1)(2)	3,451	46,796
		$1,290,313
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.(1)	1,134	$77,894
Avnet, Inc.	1,380	38,481

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	2,191	$ 254,550
Corning, Inc.	11,752	304,377
Dolby Laboratories, Inc., Class A	965	63,565
IPG Photonics Corp.(1)	522	83,724
Jabil, Inc.	2,133	68,427
Keysight Technologies, Inc.(1)	2,982	300,526
National Instruments Corp.	1,909	73,897
Novanta, Inc.(1)	594	63,421
SYNNEX Corp.	630	75,455
Tech Data Corp.(1)	543	78,735
Trimble, Inc.(1)	4,331	187,056
Zebra Technologies Corp., Class A(1)	821	210,135
		$1,880,243
Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,143	$186,881
		$186,881
Entertainment — 1.0%
Liberty Formula One Group, Series C(1)	3,574	$113,332
Live Nation Entertainment, Inc.(1)	2,685	119,026
Madison Square Garden Sports Corp., Class A(1)	310	45,536
Roku, Inc.(1)(2)	1,494	174,096
Take-Two Interactive Software, Inc.(1)	1,755	244,945
World Wrestling Entertainment, Inc., Class A	909	39,496
Zynga, Inc., Class A(1)	13,382	127,664
		$864,095
Food & Staples Retailing — 0.9%
BJ's Wholesale Club Holdings, Inc.(1)	1,628	$60,676
Casey's General Stores, Inc.	624	93,301
Grocery Outlet Holding Corp.(1)	1,150	46,920
Kroger Co. (The)	12,117	410,160
Performance Food Group Co.(1)	2,232	65,040
Sprouts Farmers Market, Inc.(1)	1,978	50,617
US Foods Holding Corp.(1)	3,651	71,998
		$798,712
Food Products — 2.8%
BellRing Brands, Inc., Class A(1)	577	$11,506
Beyond Meat, Inc.(1)	803	107,586
Bunge, Ltd.	2,491	102,455
Campbell Soup Co.	2,940	145,912
Conagra Brands, Inc.	8,236	289,660
Darling Ingredients, Inc.(1)	2,804	69,035
Flowers Foods, Inc.	3,348	74,861
Security	Shares	Value
Food Products (continued)
Freshpet, Inc.(1)	579	$ 48,439
Hain Celestial Group, Inc. (The)(1)	1,406	44,303
Hormel Foods Corp.	4,796	231,503
Ingredion, Inc.	1,169	97,027
JM Smucker Co. (The)	1,912	202,309
Kellogg Co.	4,213	278,311
Lamb Weston Holdings, Inc.	2,552	163,149
Lancaster Colony Corp.	300	46,497
McCormick & Co., Inc.	2,047	367,252
Post Holdings, Inc.(1)	1,073	94,016
TreeHouse Foods, Inc.(1)	950	41,610
		$2,415,431
Gas Utilities — 0.7%
New Jersey Resources Corp.	3,089	$100,856
ONE Gas, Inc.	1,463	112,724
Southwest Gas Holdings, Inc.	1,512	104,403
Spire, Inc.	1,542	101,325
UGI Corp.	4,586	145,835
		$565,143
Health Care Equipment & Supplies — 5.1%
ABIOMED, Inc.(1)	714	$172,474
Align Technology, Inc.(1)	1,150	315,606
Cooper Cos., Inc. (The)	854	242,228
DENTSPLY SIRONA, Inc.	3,573	157,426
Envista Holdings Corp.	2,504	52,809
Globus Medical, Inc., Class A(1)	1,148	54,771
Haemonetics Corp.(1)	793	71,021
Hill-Rom Holdings, Inc.	1,050	115,269
Hologic, Inc.(1)	4,170	237,690
ICU Medical, Inc.(1)	306	56,399
IDEXX Laboratories, Inc.(1)	1,299	428,878
Insulet Corp.(1)	1,035	201,059
Integra LifeSciences Holdings Corp.(1)	1,083	50,890
iRhythm Technologies, Inc.(1)	423	49,021
Masimo Corp.(1)	812	185,128
Neogen Corp.(1)	865	67,124
Nevro Corp.(1)	515	61,527
Novocure, Ltd.(1)	1,336	79,225
NuVasive, Inc.(1)	798	44,417
Penumbra, Inc.(1)	535	95,669
Quidel Corp.(1)	586	131,112
ResMed, Inc.	2,265	434,880
STERIS PLC	1,354	207,758
Tandem Diabetes Care, Inc.(1)	936	92,589

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	740	$ 269,345
Varian Medical Systems, Inc.(1)	1,480	181,330
West Pharmaceutical Services, Inc.	1,189	270,105
		$ 4,325,750
Health Care Providers & Services — 1.7%
Amedisys, Inc.(1)	529	$ 105,028
Chemed Corp.	243	109,610
DaVita, Inc.(1)	1,374	108,738
Encompass Health Corp.	1,528	94,629
Guardant Health, Inc.(1)	570	46,244
HealthEquity, Inc.(1)	1,063	62,366
Henry Schein, Inc.(1)	2,257	131,786
Laboratory Corp. of America Holdings(1)	1,540	255,810
LHC Group, Inc.(1)	485	84,545
Molina Healthcare, Inc.(1)	944	168,013
Premier, Inc., Class A(1)	1,106	37,914
Quest Diagnostics, Inc.	2,128	242,507
		$1,447,190
Health Care Technology — 0.8%
Cerner Corp.	4,647	$318,552
HMS Holdings Corp.(1)	1,571	50,885
Inovalon Holdings, Inc., Class A(1)	1,101	21,205
Livongo Health, Inc.(1)	209	15,715
Omnicell, Inc.(1)	644	45,479
Teladoc Health, Inc.(1)	1,199	228,817
		$680,653
Hotels, Restaurants & Leisure — 2.5%
Aramark	4,250	$95,923
Choice Hotels International, Inc.	624	49,234
Darden Restaurants, Inc.	2,199	166,618
Domino's Pizza, Inc.	671	247,894
Dunkin' Brands Group, Inc.	1,407	91,779
Hilton Worldwide Holdings, Inc.	4,381	321,784
Hyatt Hotels Corp., Class A	575	28,917
Marriott Vacations Worldwide Corp.	728	59,849
Planet Fitness, Inc., Class A(1)	1,447	87,645
Royal Caribbean Cruises, Ltd.	2,810	141,343
Texas Roadhouse, Inc.	1,079	56,723
Vail Resorts, Inc.	723	131,694
Wendy's Co. (The)	3,075	66,974
Wingstop, Inc.	500	69,485
Wyndham Destinations, Inc.	1,461	41,171
Wyndham Hotels & Resorts, Inc.	1,654	70,493
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	4,628	$ 402,219
		$ 2,129,745
Household Durables — 1.0%
Helen of Troy, Ltd.(1)	361	$ 68,070
KB Home	2,876	88,236
Leggett & Platt, Inc.	1,928	67,769
Mohawk Industries, Inc.(1)	901	91,686
Newell Brands, Inc.	5,611	89,103
NVR, Inc.(1)	64	208,560
Tempur Sealy International, Inc.(1)	707	50,868
TopBuild Corp.(1)	961	109,333
Whirlpool Corp.	921	119,297
		$892,922
Household Products — 0.9%
Church & Dwight Co., Inc.	3,708	$286,629
Clorox Co. (The)	1,879	412,196
Energizer Holdings, Inc.	916	43,501
		$742,326
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	13,448	$194,862
Clearway Energy, Inc., Class C	3,343	77,090
Ormat Technologies, Inc.	1,445	91,743
TerraForm Power, Inc., Class A	3,169	58,436
		$422,131
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	1,212	$145,040
		$145,040
Insurance — 5.1%
Aflac, Inc.	10,347	$372,802
Alleghany Corp.	215	105,165
American Financial Group, Inc.	1,220	77,421
American International Group, Inc.	13,341	415,972
Arch Capital Group, Ltd.(1)	6,123	175,424
Assurant, Inc.	902	93,168
Axis Capital Holdings, Ltd.	1,290	52,322
Brighthouse Financial, Inc.(1)	1,593	44,317
Brown & Brown, Inc.	4,263	173,760
eHealth, Inc.(1)	439	43,127
Enstar Group, Ltd.(1)	241	36,818
Erie Indemnity Co., Class A	287	55,075
Everest Re Group, Ltd.	630	129,906

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
First American Financial Corp.	1,643	$ 78,897
Globe Life, Inc.	1,671	124,038
Hanover Insurance Group, Inc. (The)	574	58,163
Hartford Financial Services Group, Inc. (The)	5,702	219,812
Kemper Corp.	984	71,360
Kinsale Capital Group, Inc.	322	49,978
Lincoln National Corp.	2,859	105,183
Primerica, Inc.	615	71,709
Principal Financial Group, Inc.	4,236	175,964
Prudential Financial, Inc.	6,184	376,606
Reinsurance Group of America, Inc.	929	72,871
RenaissanceRe Holdings, Ltd.	673	115,103
RLI Corp.	688	56,485
Selective Insurance Group, Inc.	934	49,259
Travelers Cos., Inc. (The)	3,876	442,058
Unum Group	3,263	54,133
White Mountains Insurance Group, Ltd.	45	39,959
Willis Towers Watson PLC	1,973	388,582
		$4,325,437
Interactive Media & Services — 1.0%
ANGI Homeservices, Inc., Class A(1)(2)	979	$11,895
CarGurus, Inc.(1)	1,356	34,375
IAC/InterActiveCorp.(1)	1,111	359,297
Match Group, Inc.(1)(2)	847	90,671
Twitter, Inc.(1)	11,620	346,160
		$842,398
Internet & Direct Marketing Retail — 0.9%
Chewy, Inc., Class A(1)(2)	902	$40,310
Etsy, Inc.(1)	1,745	185,371
Expedia Group, Inc.	2,025	166,455
GrubHub, Inc.(1)	1,392	97,858
Qurate Retail, Inc., Series A(1)	5,970	56,715
Stamps.com, Inc.(1)	248	45,555
Wayfair, Inc., Class A(1)(2)	888	175,478
		$767,742
IT Services — 4.2%
Akamai Technologies, Inc.(1)	2,472	$264,726
Amdocs, Ltd.	2,021	123,038
Black Knight, Inc.(1)	2,231	161,881
Booz Allen Hamilton Holding Corp., Class A	2,452	190,741
Broadridge Financial Solutions, Inc.	1,777	224,240
DXC Technology Co.	3,853	63,575
EPAM Systems, Inc.(1)	837	210,932
Security	Shares	Value
IT Services (continued)
Gartner, Inc.(1)	1,566	$ 190,003
Genpact, Ltd.	2,653	96,888
GoDaddy, Inc., Class A(1)	2,479	181,785
Jack Henry & Associates, Inc.	1,186	218,260
LiveRamp Holdings, Inc.(1)	942	40,007
ManTech International Corp. / VA, Class A	407	27,875
MAXIMUS, Inc.	1,158	81,581
MongoDB, Inc.(1)(2)	729	165,002
Okta, Inc.(1)	1,764	353,206
Paychex, Inc.	4,967	376,250
Perspecta, Inc.	2,135	49,596
Science Applications International Corp.	844	65,562
Switch, Inc., Class A	2,536	45,192
VeriSign, Inc.(1)	1,603	331,548
WEX, Inc.(1)	650	107,257
		$3,569,145
Leisure Products — 0.6%
Brunswick Corp.	1,385	$88,654
Hasbro, Inc.	1,922	144,054
Mattel, Inc.(1)	4,956	47,925
Peloton Interactive, Inc., Class A(1)	2,881	166,435
YETI Holdings, Inc.(1)	1,148	49,054
		$496,122
Life Sciences Tools & Services — 2.0%
10X Genomics, Inc., Class A(1)	700	$62,517
Adaptive Biotechnologies Corp.(1)	1,052	50,896
Avantor, Inc.(1)	4,250	72,250
Bio-Rad Laboratories, Inc., Class A(1)	346	156,216
Bio-Techne Corp.	594	156,858
Bruker Corp.	1,707	69,441
Charles River Laboratories International, Inc.(1)	770	134,249
Medpace Holdings, Inc.(1)	416	38,696
Mettler-Toledo International, Inc.(1)	376	302,887
NeoGenomics, Inc.(1)	1,654	51,241
PerkinElmer, Inc.	1,789	175,483
PRA Health Sciences, Inc.(1)	1,023	99,528
Repligen Corp.(1)	781	96,539
Syneos Health, Inc.(1)	970	56,502
Waters Corp.(1)	1,002	180,761
		$1,704,064
Machinery — 6.1%
AGCO Corp.	1,035	$57,401
Allison Transmission Holdings, Inc.	1,953	71,831

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
CNH Industrial NV(1)	17,630	$ 123,939
Colfax Corp.(1)	1,700	47,430
Crane Co.	892	53,038
Cummins, Inc.	2,254	390,528
Donaldson Co., Inc.	2,277	105,926
Dover Corp.	2,544	245,649
Flowserve Corp.	2,262	64,512
Fortive Corp.	5,119	346,352
Gates Industrial Corp. PLC(1)	547	5,623
Graco, Inc.	2,872	137,827
IDEX Corp.	1,308	206,716
Ingersoll Rand, Inc.(1)	6,250	175,750
ITT, Inc.	1,518	89,167
Lincoln Electric Holdings, Inc.	1,000	84,240
Middleby Corp.(1)	972	76,730
Nordson Corp.	938	177,948
Oshkosh Corp.	1,220	87,376
Otis Worldwide Corp.	6,857	389,889
PACCAR, Inc.	5,289	395,882
Parker-Hannifin Corp.	2,021	370,389
Pentair PLC	3,013	114,464
Proto Labs, Inc.(1)	438	49,262
RBC Bearings, Inc.(1)	424	56,833
Rexnord Corp.	1,990	58,009
Snap-on, Inc.	801	110,947
Stanley Black & Decker, Inc.	2,600	362,388
Timken Co. (The)	1,171	53,269
Toro Co. (The)	1,892	125,515
Watts Water Technologies, Inc., Class A	505	40,905
Westinghouse Air Brake Technologies Corp.	3,234	186,181
Woodward, Inc.	1,037	80,419
Xylem, Inc.	3,114	202,286
		$5,144,621
Media — 2.1%
Altice USA, Inc., Class A(1)	5,333	$120,206
Cable One, Inc.	72	127,789
Discovery, Inc., Class A(1)(2)	8,128	171,501
DISH Network Corp., Class A(1)	3,776	130,310
Interpublic Group of Cos., Inc. (The)	7,023	120,515
Liberty Broadband Corp., Class C(1)	2,669	330,849
New York Times Co. (The), Class A(2)	2,577	108,311
Nexstar Media Group, Inc., Class A	791	66,199
Omnicom Group, Inc.	3,972	216,871
Sirius XM Holdings, Inc.	24,774	145,423
Security	Shares	Value
Media (continued)
ViacomCBS, Inc., Class B	10,356	$ 241,502
		$ 1,779,476
Metals & Mining — 0.6%
Nucor Corp.	5,460	$ 226,099
Reliance Steel & Aluminum Co.	1,484	140,876
Steel Dynamics, Inc.	4,902	127,893
		$ 494,868
Multiline Retail — 0.1%
Kohl's Corp.	2,257	$46,878
Ollie's Bargain Outlet Holdings, Inc.(1)	708	69,136
		$116,014
Multi-Utilities — 1.3%
Ameren Corp.	4,088	$287,631
CenterPoint Energy, Inc.	9,910	185,020
CMS Energy Corp.	4,843	282,928
Consolidated Edison, Inc.	5,200	374,036
		$1,129,615
Personal Products — 0.0%(3)
Coty, Inc., Class A	4,508	$20,151
		$20,151
Pharmaceuticals — 1.1%
Axsome Therapeutics, Inc.(1)(2)	455	$37,437
Catalent, Inc.(1)	2,516	184,423
Elanco Animal Health, Inc.(1)	6,503	139,489
Horizon Therapeutics PLC(1)	3,052	169,630
Jazz Pharmaceuticals PLC(1)	856	94,451
MyoKardia, Inc.(1)	788	76,137
Nektar Therapeutics(1)	2,711	62,787
Perrigo Co. PLC	2,176	120,268
Reata Pharmaceuticals, Inc., Class A(1)	420	65,528
		$950,150
Professional Services — 1.6%
ASGN, Inc.(1)	909	$60,612
CoreLogic, Inc.	1,177	79,118
CoStar Group, Inc.(1)	604	429,245
Exponent, Inc.	931	75,346
FTI Consulting, Inc.(1)	663	75,946
ManpowerGroup, Inc.	1,061	72,944
Nielsen Holdings PLC	6,378	94,777
Robert Half International, Inc.	2,019	106,664

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
TransUnion	3,226	$ 280,791
TriNet Group, Inc.(1)	721	43,938
		$ 1,319,381
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	5,820	$ 263,180
Howard Hughes Corp. (The)(1)	1,302	67,639
Jones Lang LaSalle, Inc.	1,259	130,256
Redfin Corp.(1)	2,848	119,360
		$580,435
Road & Rail — 1.2%
AMERCO	143	$43,213
J.B. Hunt Transport Services, Inc.	1,410	169,679
Kansas City Southern	1,603	239,312
Knight-Swift Transportation Holdings, Inc.	2,014	84,004
Landstar System, Inc.	643	72,215
Old Dominion Freight Line, Inc.	1,754	297,461
Saia, Inc.(1)	425	47,251
Schneider National, Inc., Class B	953	23,511
Werner Enterprises, Inc.	739	32,169
		$1,008,815
Semiconductors & Semiconductor Equipment — 4.1%
Brooks Automation, Inc.	1,089	$48,177
Cabot Microelectronics Corp.	444	61,956
Cirrus Logic, Inc.(1)	878	54,243
Cree, Inc.(1)	1,621	95,947
Enphase Energy, Inc.(1)	1,113	52,945
Entegris, Inc.	2,017	119,104
First Solar, Inc.(1)	1,054	52,173
Inphi Corp.(1)	717	84,247
Lattice Semiconductor Corp.(1)	2,022	57,405
Marvell Technology Group, Ltd.	10,224	358,453
Maxim Integrated Products, Inc.	4,120	249,713
Microchip Technology, Inc.	3,680	387,541
MKS Instruments, Inc.	941	106,559
Monolithic Power Systems, Inc.	654	154,998
ON Semiconductor Corp.(1)	6,103	120,961
Power Integrations, Inc.	435	51,387
Qorvo, Inc.(1)	1,727	190,885
Semtech Corp.(1)	972	50,758
Silicon Laboratories, Inc.(1)	648	64,975
Skyworks Solutions, Inc.	2,581	330,007
SolarEdge Technologies, Inc.(1)	663	92,011
Teradyne, Inc.	2,955	249,727
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	671	$ 100,395
Xilinx, Inc.	3,766	370,537
		$ 3,505,104
Software — 8.6%
ACI Worldwide, Inc.(1)	1,752	$ 47,286
Altair Engineering, Inc., Class A(1)	611	24,287
Alteryx, Inc., Class A(1)(2)	791	129,945
Anaplan, Inc.(1)	1,319	59,764
ANSYS, Inc.(1)	1,312	382,750
Appfolio, Inc., Class A(1)	204	33,193
Appian Corp.(1)(2)	522	26,752
Aspen Technology, Inc.(1)	1,018	105,475
Avalara, Inc.(1)	994	132,291
Blackbaud, Inc.	728	41,554
Blackline, Inc.(1)	639	52,979
Box, Inc., Class A(1)	2,249	46,689
Cadence Design Systems, Inc.(1)	4,235	406,391
CDK Global, Inc.	1,796	74,390
Ceridian HCM Holding, Inc.(1)	1,402	111,136
Citrix Systems, Inc.	1,901	281,177
Cloudera, Inc.(1)(2)	3,711	47,204
Coupa Software, Inc.(1)(2)	1,006	278,702
CrowdStrike Holdings, Inc., Class A(1)	313	31,391
DocuSign, Inc.(1)	2,602	448,090
Dropbox, Inc., Class A(1)	3,607	78,524
Dynatrace, Inc.(1)	2,132	86,559
Elastic NV(1)	848	78,194
Envestnet, Inc.(1)	826	60,744
Everbridge, Inc.(1)(2)	516	71,394
Fair Isaac Corp.(1)	527	220,307
FireEye, Inc.(1)	3,381	41,164
Five9, Inc.(1)	956	105,800
Fortinet, Inc.(1)	2,095	287,581
Guidewire Software, Inc.(1)	1,245	138,008
HubSpot, Inc.(1)	642	144,033
j2 Global, Inc.	709	44,816
LogMeIn, Inc.	723	61,289
Manhattan Associates, Inc.(1)	959	90,338
Medallia, Inc.(1)	1,079	27,234
New Relic, Inc.(1)	782	53,880
NortonLifeLock, Inc.	8,812	174,742
Nuance Communications, Inc.(1)	4,202	106,332
Nutanix, Inc., Class A(1)	2,840	67,322
Palo Alto Networks, Inc.(1)	1,451	333,251
Paycom Software, Inc.(1)	764	236,634
Paylocity Holding Corp.(1)	537	78,343

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Pegasystems, Inc.	568	$ 57,465
Pluralsight, Inc., Class A(1)	1,259	22,725
Proofpoint, Inc.(1)	888	98,675
PTC, Inc.(1)	1,575	122,519
Q2 Holdings, Inc.(1)	717	61,511
Qualys, Inc.(1)	492	51,178
RealPage, Inc.(1)	1,354	88,024
RingCentral, Inc., Class A(1)	1,164	331,752
Smartsheet, Inc., Class A(1)	1,713	87,226
SolarWinds Corp.(1)(2)	1,178	20,815
SS&C Technologies Holdings, Inc.	3,395	191,750
SVMK, Inc.(1)	1,303	30,673
Tenable Holdings, Inc.(1)	639	19,049
Trade Desk, Inc. (The), Class A(1)(2)	628	255,282
Tyler Technologies, Inc.(1)	610	211,597
Verint Systems, Inc.(1)	1,012	45,722
Zendesk, Inc.(1)	1,751	155,016
Zscaler, Inc.(1)	1,056	115,632
		$7,314,546
Specialty Retail — 2.8%
Advance Auto Parts, Inc.	1,046	$149,003
AutoNation, Inc.(1)	804	30,214
AutoZone, Inc.(1)	350	394,842
Best Buy Co., Inc.	3,387	295,584
Burlington Stores, Inc.(1)	973	191,613
CarMax, Inc.(1)	2,413	216,084
Dick's Sporting Goods, Inc.	914	37,712
Five Below, Inc.(1)	776	82,962
Floor & Decor Holdings, Inc., Class A(1)	997	57,477
Foot Locker, Inc.	1,401	40,853
Gap, Inc. (The)	2,848	35,942
L Brands, Inc.	3,280	49,102
Lithia Motors, Inc., Class A	321	48,577
Penske Automotive Group, Inc.	490	18,968
RH(1)	256	63,718
Tiffany & Co.	1,799	219,370
Tractor Supply Co.	1,723	227,074
Ulta Beauty, Inc.(1)	796	161,922
Williams-Sonoma, Inc.(2)	1,129	92,589
		$2,413,606
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	19,368	$188,450
HP, Inc.	21,991	383,303
NetApp, Inc.	3,325	147,530
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A(1)	3,502	$ 60,690
Seagate Technology PLC	3,868	187,250
Western Digital Corp.	4,419	195,099
Xerox Holdings Corp.	3,279	50,136
		$ 1,212,458
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	654	$ 52,778
Columbia Sportswear Co.	394	31,749
Deckers Outdoor Corp.(1)	400	78,556
Hanesbrands, Inc.(2)	4,962	56,021
Levi Strauss & Co., Class A	843	11,296
PVH Corp.	1,085	52,134
Ralph Lauren Corp., Class A	724	52,505
Skechers USA, Inc., Class A(1)	1,677	52,624
Tapestry, Inc.	4,115	54,647
Under Armour, Inc., Class A(1)	5,726	55,771
VF Corp.	5,431	330,965
		$829,046
Thrifts & Mortgage Finance — 0.3%
Essent Group, Ltd.	1,670	$60,571
MGIC Investment Corp.	5,006	40,999
New York Community Bancorp, Inc.	7,350	74,970
Radian Group, Inc.	2,894	44,886
TFS Financial Corp.	1,057	15,126
		$236,552
Trading Companies & Distributors — 1.2%
Air Lease Corp.	1,858	$54,421
Fastenal Co.	8,576	367,396
HD Supply Holdings, Inc.(1)	2,811	97,401
MSC Industrial Direct Co., Inc., Class A	753	54,826
SiteOne Landscape Supply, Inc.(1)	609	69,407
United Rentals, Inc.(1)	1,248	186,002
W.W. Grainger, Inc.	668	209,859
		$1,039,312
Water Utilities — 0.8%
American States Water Co.	1,187	$93,334
American Water Works Co., Inc.	2,875	369,897
Essential Utilities, Inc.	4,292	181,294
		$644,525

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(3)
United States Cellular Corp.(1)	308	$ 9,508
		$ 9,508
Total Common Stocks (identified cost $75,453,006)		$84,827,717

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Trading Companies & Distributors — 0.0%(3)
WESCO International, Inc., Series A, 10.625%	282	$ 7,478
Total Preferred Stocks (identified cost $7,050)		$ 7,478

Short-Term Investments — 0.9%
Other — 0.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	128,050	$ 128,050
Total Other (identified cost $128,050)		$ 128,050
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(5)	644,889	$ 644,889
Total Securities Lending Collateral (identified cost $644,889)		$ 644,889
Total Short-Term Investments (identified cost $772,939)		$ 772,939
Total Investments — 100.7% (identified cost $76,232,995)		$85,608,134
Other Assets, Less Liabilities — (0.7)%		$ (608,432)
Net Assets — 100.0%		$84,999,702

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $2,750,661 and the total market value of the collateral received by the Fund was $2,777,556, comprised of cash of $644,889 and U.S. government and/or agencies securities of $2,132,667.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $128,050, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$2,139,900	$(2,011,850)	$ —	$ —	$128,050	$29	128,050
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$84,827,717(1)	$ —	$ —	$84,827,717
Preferred Stocks	7,478	—	—	7,478
Short-Term Investments:
Other	—	128,050	—	128,050
Securities Lending Collateral	644,889	—	—	644,889
Total Investments	$85,480,084	$128,050	$ —	$85,608,134

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.